Summary of Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
Going concern
Going concern
Management assesses our ability to continue as a going concern when preparing our consolidated financial statements. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. As at December 31, 2024, we had cash and cash equivalents of $15,942. Subsequent to December 31, 2024, we further raised net proceeds of $6,041 (see note 23). Without raising additional funding or reducing or eliminating our planned expenditures, we estimated our cash and cash equivalents to fund our operations into the third quarter of 2025. Factors that will affect our anticipated cash needs for the next twelve months include, but are not limited to, expansion of our clinical trial program, the timing of patient enrollment in our clinical trials, the actual costs incurred to support each clinical trial, the number of treatments each patient will receive, the timing of activity with our clinical trial research collaborations, the number, timing and costs of manufacturing runs required to conclude the validation process and supply product to our clinical trial program, and the level of collaborative activity undertaken.
Our ability to continue as a going concern is dependent upon raising additional financing through equity or strategic collaborations and transactions. We plan on raising additional funds through the sale of our common shares or other capital resources, such as collaborations and debt, to fund our ongoing operations. However, given the difficulty for micro-cap market capitalization companies to raise significant capital and the matter in note 23(b), there can be no assurance that additional liquidity will be available under acceptable terms or at all. Furthermore, if we are unable to obtain additional financing when required, there can be no assurance that we will be able to sufficiently reduce or eliminate our planned expenditures to extend our operating runway. These material uncertainties raise substantial doubt on our ability to continue as a going concern and meet our obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern.
These consolidated financial statements were prepared in accordance with International Financial Reporting Standards ("IFRS") applicable to a going concern. However, the use of the going concern assumption on which these consolidated financial statements are prepared may not be appropriate based on the factors described above.
These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and statements of financial position classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.
Cash and cash equivalents	Cash equivalents include interest-bearing deposits with our bank
Deferred income taxes	We follow the liability method of accounting for income taxes. Under the liability method, deferred income taxes are recognized for the difference between the financial statement carrying values and the respective income tax basis of assets and liabilities (temporary differences). Deferred income tax assets and liabilities are measured using substantively enacted income tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is charged or credited to income, except when it is related to items charged or credited to either other comprehensive income or directly to equity.
Financial assets
Financial assets are initially measured at fair value. In the case of a financial asset not at fair value through profit or loss, the financial asset is initially measured at fair value plus or minus transaction costs.
Financial assets are subsequently measured at amortised cost, fair value through profit or loss (FVPL), or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Company’s business model for managing the assets; and whether the financial asset’s contractual cash flows represent 'solely payments of principal and interest' on the principal amount outstanding (the 'SPPI criterion').
The classification and measurement of our cash and cash equivalents and other receivables are financial assets at amortized cost, as these assets are held within our business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion.
Financial liabilities	Financial liabilities are initially measured at fair value and are subsequently measured at amortised cost or FVPL. The classification and measurement of our accounts payable and accrued liabilities and other liabilities are financial liabilities at amortized cost. The classification and measurement of the warrant derivative is financial liabilities at FVPL.
Impairment
Accounting for impairment losses for financial assets uses a forward-looking expected credit loss (ECL) approach. We are required to record a loss allowance for ECLs on all financial assets not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

Derecognition
A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire, or we transfer the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity.
A financial liability is derecognized when our obligations specified in the contract are discharged or canceled, or expired.
Fair Value Measurement
Fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. In determining the fair value measurement of our financial instruments, we prioritize the related inputs used in measuring fair value into the following hierarchy:
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;
Level 3 - Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

Foreign currency translation
The financial statements for each of our subsidiaries are prepared using their functional currency. Our functional and presentation currency is the Canadian dollar. Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Exchange differences resulting from the settlement of such transactions and from the translation at exchange rates ruling at the statement of financial position date of monetary assets and liabilities denominated in currencies other than the functional currency are recognized directly in the consolidated statement of loss and comprehensive loss.
Exceptions to this are where the monetary items form part of the net investment in a foreign operation, and the foreign operation's functional currency is the local currency. These exchange differences are initially recognized in equity. The statement of financial position of foreign operations is translated into Canadian dollars using the exchange rate at the statement of financial position date and the income statements are translated into Canadian dollars using the average exchange rate for the period. Where this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, the exchange rate on the transaction date is used. Exchange differences on translation into Canadian dollars are recognized as a separate component of equity. On disposal of a foreign operation, any cumulative exchange differences held in equity are transferred to the consolidated statement of loss and comprehensive loss.
Leases
At the inception of a contract, we assess whether a contract is, or contains, a lease by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we assess whether:
•the contract involves the use of an identified asset;
•we have the right to obtain substantially all of the economic benefits from the use of the identified asset throughout the period of use; and
•we have the right to direct the use of the identified asset.
A right-of-use asset and corresponding lease liability are recognized on the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is reduced by impairment losses and adjusted for certain remeasurements of the lease liabilities, if any.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the implicit interest rate in the lease. If the rate cannot be readily determined, our incremental rate of borrowing is used. The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in our estimate of the amount expected to be payable under a residual value guarantee, if we change our assessment of whether we will exercise a purchase, extension or termination option, or if the underlying lease contract is amended.
We have elected not to separate fixed non-lease components from lease components and instead account for each lease component and associated fixed non-lease components as a single lease component.
We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. We recognize the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Loss per share	Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is computed in a manner consistent with basic loss per share except that the weighted average common shares outstanding are adjusted to include the effects of all dilutive potential common shares, which comprise stock options, share awards, and warrants.
Property and equipment
Property and equipment are recorded at cost. Depreciation is provided on bases and at rates designed to amortize the cost of the assets over their estimated useful lives. Depreciation is recorded using the declining balance method at the following annual rates:

Office equipment and furniture	20%
Medical equipment	20%
Computer equipment	30%
Leasehold improvements	Straight-line over the term of the lease

Research and development costs	Research and development costs are expensed as incurred, net of recoveries. We record accruals for the estimated costs of our research and development activities performed by third parties. Advance payments for goods or services that will be used or rendered for future research and development activities are capitalized as prepaid expenses and recognized as an expense as the related goods are delivered or the related services are performed. Development costs that meet specific criteria related to technical, market, and financial feasibility will be capitalized. To date, all development costs have been expensed.
Revenue recognition
Revenue relates to a long-term contract associated with a regional licensing agreement (the "Licensing Agreement") with Adlai Nortye Biopharma Co., Ltd. ("Adlai"). The pricing for the contract was based on the specific negotiations with Adlai and included non-refundable upfront license fees, development and regulatory milestone payments, royalties, and sales-based milestone payments. We account for a contract with a customer when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and the collectability of consideration is probable.
Under the Licensing Agreement, we have granted a regional license to our intellectual property. The granting of this license is accounted for as one performance obligation. We have determined that we provide Adlai with a right to access our intellectual property and, therefore, recognize revenue related to the upfront license fee over time. Revenue is recognized based on the extent of progress toward completion of the performance obligation using the input method. Under the input method, the extent of progress toward completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. We use this method because Adlai receives and consumes the benefit of our intellectual property as we undertake activities that impact the intellectual property. Management must use judgment in making assumptions and estimates regarding total estimated costs, the complexity of the work to be performed, and the length of time to complete the performance obligation, among other variables.
The contract also provides for development and regulatory milestone payments, royalties, and sales-based milestone payments. These amounts are contingent on the occurrence of a future event and, therefore, give rise to variable consideration. We estimate variable consideration at the most likely amount to which we expect to be entitled. We include estimated amounts in the transaction price when it becomes highly probable that the amount will not be subject to significant reversal when the uncertainty associated with the variable consideration is resolved. Our estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historical, current, and forecasted) that is reasonably available to us. Based on this information and related analysis, any quarterly adjustments to revenue are recognized as necessary in the period they become known.
The upfront license fee is not considered a significant financing component because it is used to meet working capital demands that can be higher in the early stages of a contract and to protect us from the other party failing to adequately complete some or all of its obligations under the contract.
Revenue from sales-based royalties and the achievement of annual sales volumes will be recognized when the subsequent sale occurs, as the license of the intellectual property is the predominant item to which the royalty relates. We consider payments associated with the achievement of annual sales volumes to be, in substance, royalty payments, and we will recognize such sales-based payments upon achievement of such sales volumes, provided that collection is reasonably assured.
Contract liability - Our contract liability includes upfront license fees and billings in excess of the revenue recognized. Contract liabilities are recognized as revenue as or when we perform under the contract. We classify our contract liability as current or non-current based on the timing of when we expect to recognize revenue.

Share-based compensation
Stock option plan
We have one stock option plan (the "Stock Option Plan") available to directors, officers, employees, and consultants with grants under the Stock Option Plan approved from time to time by our Board of Directors (the "Board"). Under the Stock Option Plan, no option shall be granted with an exercise price at a discount to the closing price of our stock on the Toronto Stock Exchange on the last trading date prior to the date of the grant. Vesting is provided at the discretion of the Board, and the expiration of options is to be no greater than ten years from the date of grant. Exercised stock options are settled with common shares issued from treasury.
We use the fair value-based method of accounting for stock option awards granted under the Stock Option Plan. We recognize compensation expense and a corresponding adjustment to contributed surplus equal to the fair value of the stock options granted using the Black-Scholes valuation model over the vesting periods of the respective options. Compensation expense is adjusted for subsequent changes in management’s estimate of the number of options that are expected to vest.
Stock options awarded to non-employees are accounted for at the fair value of the goods received or the services rendered. The fair value is measured at the date the Company obtains the goods or the date the counterparty renders the service. If the fair value of the goods or services cannot be reliably measured, the fair value of the options granted will be used.
Share award plan
Our share award plan (the "Share Award Plan") is available to directors, officers, employees, and consultants. Under our Share Award Plan, performance and restricted share awards may be approved from time to time by the Board. Performance share awards ("PSAs") can be awarded to certain officers and employees to which common shares shall be issued based upon achieving the applicable performance criteria. Restricted share awards ("RSAs") can be awarded to certain officers, employees, non-employee directors, and consultants to which common shares shall be issued in accordance with the Share Award Plan.
We recognize compensation expense and a corresponding adjustment to contributed surplus equal to the market value of our common shares at the grant date based on the number of PSAs/RSAs expected to vest, recognized over the vesting period. Compensation expense is adjusted for subsequent changes in management’s estimate of the number of PSAs/RSAs that are expected to vest. The effect of these changes is recognized in the period of the change.
Adoption of New Accounting Standards
Adoption of New Accounting Standards
IAS 1 Classification of Liabilities as Current or Non-Current
In October 2022, the IASB issued amendments to clarify how conditions with which an entity must comply within 12 months after the reporting period affect the classification of a liability. This is in addition to the amendment from January 2020 where the IASB issued amendments to IAS 1 Presentation of Financial Statements, to provide a more general approach to the presentation of liabilities as current or non-current based on contractual arrangements in place at the reporting date. These amendments specify that the rights and conditions existing at the end of the reporting period are relevant in determining whether the Company has a right to defer settlement of a liability by at least 12 months, provided that management's expectations are not a relevant consideration as to whether the Company will exercise its rights to defer settlement of a liability and clarify when a liability is considered settled. The amendments became effective on January 1, 2024. Adopting the amendments did not have a material impact on our consolidated financial statements.
Accounting Standards and Interpretations Issued but Not Yet Effective
Accounting Standards and Interpretations Issued but Not Yet Effective
IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified roles of the primary financial statements and the notes. Narrow scope amendments have been made to IAS 7 Statement of Cash Flows and some requirements previously included within IAS 1 have been moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, which has also been renamed IAS 8 Basis of Preparation of Financial Statements. IAS 34 Interim Financial Reporting has also been amended to require disclosure of management-defined performance measures. IFRS 18 and the amendments to the other standards are effective for annual periods beginning on or after January 1, 2027, with early application permitted. IFRS 18 applies retrospectively to both annual and interim financial statements. We are assessing the impact of adopting this standard on our consolidated financial statements.